Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other intangible assets
Gross Cost	$ 1,914	$ 1,797
Accumulated Amortization	(1,269)	(1,066)
Net Cost	645	731
Estimated amortization expense of the existing intangible assets
2012		184
2013		109
2014		84
2015		60
2016		53
Thereafter		155
Total		645
Other Intangible Assets (Textual) [Abstract]
Amortization expense on capitalized software costs	33	30	20
Amortization expense	211	207	208
Technologies and licenses [Member]
Other intangible assets
Gross Cost	882	827
Accumulated Amortization	(723)	(609)
Net Cost	159	218
Contractual customer relationships [Member]
Other intangible assets
Gross Cost	488	488
Accumulated Amortization	(171)	(122)
Net Cost	317	366
Purchased software [Member]
Other intangible assets
Gross Cost	358	309
Accumulated Amortization	(291)	(256)
Net Cost	67	53
Construction in progress [Member]
Other intangible assets
Gross Cost	87	82
Accumulated Amortization	0	0
Net Cost	87	82
Other intangible assets [Member]
Other intangible assets
Gross Cost	99	91
Accumulated Amortization	(84)	(79)
Net Cost	$ 15	$ 12